Document and Entity Information Document	Nov. 03, 2022
Cover [Abstract]
Entity Central Index Key	0000945764
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	DENBURY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12935
Entity Tax Identification Number	20-0467835
Entity Address, Address Line One	5851 Legacy Circle
Entity Address, City or Town	Plano,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(972)
Local Phone Number	673-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	DEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false